Redeemable Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
7. Redeemable Convertible Preferred Stock
In April 2021, the Company entered into a stock purchase agreement whereby certain investors agreed to purchase $138.5 million in Series D redeemable convertible preferred stock, $0.000001 par value per share. Upon closing of the financing transaction in April 2021, the investors purchased 4,869,854 shares of Series D redeemable convertible preferred stock. In May 2021, the Company entered into a stock purchase agreement whereby an investor agreed to purchase $50.0 million in Series D plus redeemable convertible preferred stock, $0.000001 par value per share. Upon closing of the financing transaction in May 2021, the investor purchased 1,698,088 shares of Series D plus redeemable convertible preferred stock. The proceeds from the issuance of Series D and Series D plus redeemable convertible preferred stock will be used in future research and development activities and which may include the building of manufacturing prototyping lines for
A-Sample
battery cells in the Company’s existing Shanghai facility and the production of pre-
production batteries in the Company’s anticipated pilot facility by
2024.

The Company has the following redeemable convertible preferred stock issued and outstanding (in thousands, except share and per share data):

	September 30, 2021
Series	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series A	$0.8340	5,395,685	5,395,685	$4,500	$4,413
Series B	$2.2513	5,108,073	5,108,073	11,500	11,362
Series C	$2.8652	12,789,050	12,789,050	36,643	36,324
Series C plus	$4.8361	6,203,345	6,203,345	30,000	29,945
Series D	$28.4413	4,869,854	4,869,854	138,505	138,257
Series D plus	$29.4449	1,698,088	1,698,088	50,000	49,640

		36,064,095	36,064,095	$271,148	$269,941

	December 31, 2020
Series	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series A	$0.8340	5,395,685	5,395,685	$4,500	$4,413
Series B	$2.2513	5,108,073	5,108,073	11,500	11,362
Series C	$2.8652	12,789,050	12,789,050	36,643	36,324
Series C plus	$4.8361	6,203,345	6,203,345	30,000	29,945

		29,496,153	29,496,153	$82,643	$82,044

Voting
The holders of Series A, Series B, Series C, Series C plus, Series D and Series D plus redeemable convertible preferred stock are entitled to vote on all matters on which the common stockholders are entitled to vote. On such matters, holders of Series A, Series B, Series C, Series C plus, Series D and Series D plus redeemable convertible preferred and common stock vote together with the holders of common stock as a single class. Each holder of the Series A, Series B, Series C, Series C plus, Series D and Series D plus redeemable convertible preferred stock is entitled to the number of votes equal to the number of shares of common stock into which the shares of redeemable convertible preferred stock held by such holder could then be converted.
Conversion
Shares of redeemable convertible preferred stock are convertible into common stock at the holders’ option at any time after the date of issuance of such share or automatically (i) immediately prior to the closing of a firm commitment underwritten public offering of the Company’s common stock at a price per share at least 2 times the Series D and Series D plus issuance price and with gross proceeds to the Company of at least $100 million, net of underwriting commission and discounts or (ii) upon the vote or receipt by the Company of a written request for such conversion from the holders of the 66% of the redeemable convertible preferred stock then outstanding, voting as a single class and on an as-converted
basis. Each share of the Series A, Series B, Series C, Series C plus, Series D and Series D plus redeemable convertible preferred stock is convertible into the number of shares of common stock at the then effective conversion ratio. The initial conversion price per share for the Series A, Series B, Series C, Series C plus, Series D and Series D plus redeemable convertible preferred stock is $0.8340, $2.2513, $2.8652, $4.8361, $28.4413 and $29.4449 per share, respectively, subject to anti-dilution adjustments, if any.
Liquidation
In the event of any liquidation of the Company, sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Company, dissolution, or winding up of the Company, the holders of Series A, Series B, Series C, Series C plus, Series D and Series D plus redeemable convertible preferred stock will be entitled to receive, in preference to any distribution to the holders of common stock, an amount per share equal to the applicable issuance price together with any other dividends declared but unpaid thereon on each share of redeemable convertible preferred stock.
If the assets of the Company legally available for distribution to the holders of given Series of redeemable convertible preferred stock are insufficient to permit the payment to such holders of the full amounts of a given Series, then the assets of the Company will be distributed on a pro rata basis among the holders of such Series of redeemable convertible preferred stock in proportion to the full amounts they would otherwise be entitled to receive pursuant to their liquidation preference.
After the payment to the holders of redeemable convertible preferred stock of the full amounts above, the remaining assets of the Company will be distributed with equal priority and pro rata among the holders of the redeemable convertible preferred stock on an as-converted
basis and common stock.
Dividends
The holders of the Series A, Series B, Series C, Series C plus, Series D and Series D plus redeemable convertible preferred stock are entitled to receive dividends, when and if declared by the Board of Directors subject to adjustment for stock splits, stock dividends, combination of shares, reorganization, recapitalization, reclassification, or other similar event. The dividends are payable in preference and priority to any payment of any dividend on the common stock of the Company and are noncumulative. No dividends were declared by the Board of Directors during the nine months ended September 30, 2021.
Redemption
The redeemable convertible preferred stock is recorded in mezzanine equity because while it is not mandatorily redeemable, it will become redeemable at the option of the preferred stockholders upon the occurrence of certain deemed liquidation events that are considered not solely within the Company’s control.

10. Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock.
The Company has the following redeemable convertible preferred stock issued and outstanding (in thousands, except share and per share data):

	December 31, 2020 and 2019
	Issue Price	Shares	Shares Issued	Liquidation	Carrying
Series	per share	Authorized	and Outstanding	Amount	Amount
Series A	$0.8340	5,395,685	5,395,685	$4,500	$4,413
Series B	$2.2513	5,108,073	5,108,073	11,500	$11,362
Series C	$2.8652	12,789,050	12,789,050	36,643	$36,324
Series C plus	$4.8361	6,203,345	6,203,345	30,000	$29,945

		29,496,153	29,496,153	$82,643	$82,044

Issuance of Redeemable Convertible Preferred Stock
On November 6, 2018, the Company entered into a purchase agreement whereby the investors agreed to purchase 5,970,763 Series C plus redeemable convertible preferred stock, $0.000001 par value per share, at a per share price of $4.8361 for $28.9 million. The first closing of the financing transaction was completed in November 2018. The second closing of the financing transaction was completed in February 2019 and July 2019, whereby the investors purchased
 232,582 shares of Series C plus redeemable convertible preferred stock in exchange for $1.1 million.
Voting
The holders of Series A, Series B, Series C and Series C plus redeemable convertible preferred stock are entitled to vote on all matters on which the common stockholders are entitled to vote. On such matters, holders of Series A, Series B, Series C and Series C plus redeemable convertible preferred and common stock vote together with the holders of common stock as a single class. Each holder of the Series A, Series B, Series C and Series C plus redeemable convertible preferred stock is entitled to the number of votes equal to the number of shares of common stock into which the shares of redeemable convertible preferred stock held by such holder could then be converted.
Conversion
Shares of redeemable convertible preferred stock are convertible into common stock at the holders’ option at any time after the date of issuance of such share or automatically (i) immediately prior to the closing of a firm commitment underwritten public offering of the Company’s common stock at a price per share at least 2 times the Series C issuance price and with gross proceeds to the Company of at least $100 million, net of underwriting commission and discounts or (ii) upon the vote or receipt by the Company of a written request for such conversion from the holders of the 66% of the redeemable convertible preferred stock then outstanding, voting as a single class and on an as-converted
basis. Each share of the Series A, Series B, Series C and Series C plus redeemable convertible preferred stock is convertible into the number of shares of common stock at the then effective conversion ratio. The initial conversion price per share for the Series A, Series B, Series C and Series C plus redeemable convertible preferred stock is $0.8340, $2.2513, $2.8652 and $4.8361 per share, respectively, subject to anti-dilution adjustments, if any.
Liquidation
In the event of any liquidation of the Company, sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Company, dissolution, or winding up of the Company, the holders of
Series A, Series B, Series C and Series C plus redeemable convertible preferred stock will be entitled to receive, in preference to any distribution to the holders of common stock, an amount per share equal to the applicable issuance price together with any other dividends declared but unpaid thereon on each share of redeemable convertible preferred stock.
If the assets of the Company legally available for distribution to the holders of given Series of redeemable convertible preferred stock are insufficient to permit the payment to such holders of the full amounts of a given Series, then the assets of the Company will be distributed on a pro rata basis among the holders of such Series of redeemable convertible preferred stock in proportion to the full amounts they would otherwise be entitled to receive pursuant to their liquidation preference.
After the payment to the holders of redeemable convertible preferred stock of the full amounts above, the remaining assets of the Company will be distributed with equal priority and pro rata among the holders of the redeemable convertible preferred stock on an as-converted
basis and common stock.
Dividends
The holders of the Series A, Series B, Series C and Series C plus redeemable convertible preferred stock are entitled to receive dividends, when and if declared by the Board of Directors subject to adjustment for stock splits, stock dividends, combination of shares, reorganization, recapitalization, reclassification, or other similar event. The dividends are payable in preference and priority to any payment of any dividend on the common stock of the Company and are noncumulative. No dividends were declared by the Board of Directors for the years ended December 31, 2020 and 2019, respectively.
Redemption
The redeemable convertible preferred stock is recorded in mezzanine equity because while it is not mandatorily redeemable, it will become redeemable at the option of the preferred stockholders upon the occurrence of certain deemed liquidation events that are considered not solely within the Company’s control.